Employee Benefits - Summary of the Actuarial Results Generated for the Pension and Retirement Plans as well as the Medical Services (Detail) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of actuarial results generated for the pension and retirement plans [line items]
Balance at the beginning of the year	$ 154,847,297	$ 140,696,974	$ 108,118,868
Current service cost	2,090,896	2,810,584	2,591,975
Interest cost on projected benefit obligation	28,913,257	30,482,173	31,001,348
Expected return on plan assets	(15,112,669)	(17,655,119)	(20,070,037)
Changes in the asset ceiling during the period and others	215,544	278,639	445,743
Past service costs and other	139,910	148,253	144,481
Actuarial gain for changes in experience	(23,024)	(8,945)	(22,599)
Actuarial loss/(gain) from changes in demographic assumptions	(48)	(270)	(129)
Actuarial (gain) loss from changes in financial assumptions	(6,907)	20,219	36,163
Net period cost	16,216,959	16,075,534	14,126,945
Actuarial loss for changes in experience	10,728,950		31,606,323
Actuarial gain for changes in experience		(9,677)
Actuarial gain from changes in demographic assumptions	(104,568)	(103,987)	(339,657)
Others		(924,084)
Actuarial loss from changes in financial assumptions	(4,099,321)	3,475,345	7,207,072
Changes in the asset ceiling during the period and others	969,433	(542,430)	(712,064)
Return on plan assets greater than discount rate (shortfall)	(22,198,615)	12,320,777	423,514
Recognized in other comprehensive income	(14,704,121)	14,215,944	38,185,188
Contributions to the pension plan made by the Company	311,108	(1,882,654)	(1,337,610)
Benefits paid	(225,876)
Payments to employees	(25,042,314)	(14,426,720)	(16,996,920)
Effect of translation	7,936	168,219	(1,399,497)
Others	(24,949,146)	(16,141,155)	(19,734,027)
Balance at the end of the year	131,410,989	154,847,297	140,696,974
Less short-term portion	(236,304)	(268,940)	(213,065)
Non-current obligation	131,174,685	154,578,357	140,483,909
Defined benefit obligation [member]
Disclosure of actuarial results generated for the pension and retirement plans [line items]
Balance at the beginning of the year	343,003,240	342,569,774	306,702,447
Current service cost	2,090,896	2,810,584	2,591,975
Interest cost on projected benefit obligation	28,913,257	30,482,173	31,001,348
Actuarial gain for changes in experience	(23,024)	(8,945)	(22,599)
Actuarial loss/(gain) from changes in demographic assumptions	(48)	(270)	(129)
Actuarial (gain) loss from changes in financial assumptions	(6,907)	20,219	36,163
Net period cost	30,974,174	33,303,761	33,606,758
Actuarial loss for changes in experience	10,728,950		31,606,323
Actuarial gain for changes in experience		(9,677)
Actuarial gain from changes in demographic assumptions	(104,568)	(103,987)	(339,657)
Others		(924,084)
Actuarial loss from changes in financial assumptions	(4,099,321)	3,475,345	7,207,072
Recognized in other comprehensive income	6,525,061	2,437,597	38,473,738
Contributions made by plan participants	99,201	137,947	155,188
Benefits paid	(10,574,420)	(19,740,727)	(15,836,928)
Payments to employees	(25,042,314)	(14,426,720)	(16,996,920)
Effect of translation	330,770	(1,278,392)	(3,534,509)
Others	(35,186,763)	(35,307,892)	(36,213,169)
Balance at the end of the year	345,315,712	343,003,240	342,569,774
Less short-term portion	(236,304)	(268,940)	(213,065)
Non-current obligation	345,079,408	342,734,300	342,356,709
Plan assets [member]
Disclosure of actuarial results generated for the pension and retirement plans [line items]
Balance at the beginning of the year	(191,549,583)	(206,300,821)	(203,671,122)
Expected return on plan assets	(15,112,669)	(17,655,119)	(20,070,037)
Past service costs and other	139,910	148,253	144,481
Net period cost	(14,972,759)	(17,506,866)	(19,925,556)
Return on plan assets greater than discount rate (shortfall)	(22,198,615)	12,320,777	423,514
Recognized in other comprehensive income	(22,198,615)	12,320,777	423,514
Contributions made by plan participants	(99,201)	(137,947)	(155,188)
Contributions to the pension plan made by the Company	311,108	(1,882,654)	(1,337,610)
Benefits paid	10,348,544	19,740,727	15,836,928
Effect of translation	(166,676)	2,217,201	2,528,213
Others	10,393,775	19,937,327	16,872,343
Balance at the end of the year	(218,327,182)	(191,549,583)	(206,300,821)
Non-current obligation	(218,327,182)	(191,549,583)	(206,300,821)
Effect of asset celling [member]
Disclosure of actuarial results generated for the pension and retirement plans [line items]
Balance at the beginning of the year	3,393,640	4,428,021	5,087,543
Changes in the asset ceiling during the period and others	215,544	278,639	445,743
Net period cost	215,544	278,639	445,743
Changes in the asset ceiling during the period and others	969,433	(542,430)
Recognized in other comprehensive income	969,433	(542,430)	(712,064)
Effect of translation	(156,158)	(770,590)	(393,201)
Others	(156,158)	(770,590)	(393,201)
Balance at the end of the year	4,422,459	3,393,640	4,428,021
Non-current obligation	$ 4,422,459	$ 3,393,640	$ 4,428,021